SCHEDULE OF CARRYING AMOUNTS OF INVESTMENT IN AN ASSOCIATE (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 JPY (¥)	Jun. 30, 2024 JPY (¥)
Investments In Associate
At the beginning of the year	$ 20	¥ 2,939	¥ 4,000
Share of (loss) profit	97	13,963	(1,061)
At the end of the year	$ 117	¥ 16,902	¥ 2,939